Interest Expense and Finance Cost, Net - Schedule of Interest Expense and Finance Cost, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest and Debt Expense [Abstract]
Interest expense incurred on credit facilities and financial liabilities	$ 26,842	$ 28,256	$ 52,789	$ 56,235
Interest expense incurred on finance lease liabilities	7,783	7,457	15,817	12,622
Interest expense capitalized related to deposits for vessel acquisitions	(6,500)	(5,029)	(12,637)	(8,793)
Amortization of finance charges and other finance costs	2,131	2,825	3,873	5,742
Discount effect of long-term assets	(169)	(179)	(346)	3,048
Total interest expense and finance cost, net	$ 30,087	$ 33,330	$ 59,496	$ 68,854